COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

NOTE 9 — COMMITMENTS

The Company's office rental, deployment sites and warehouse facilities expenses aggregated approximately $206,000 and $134,000 for the six months ended June 30, 2014 and 2013, respectively. The leases will expire on different dates from 2014 through 2016. The company also entered into contract agreements with one of its principal vendors to provide parts for production. Total obligation of purchasing parts under contractual agreements, minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:
Twelve Months Ended June 30,
2015	$1,966,000
2016	158,000
$2,124,000

13 — COMMITMENTS

The Company’s office rental, deployment sites and warehouse facilities expenses aggregated approximately $304,000 and $287,000 of which approximately $83,000 and $106,000 was capitalized during the years ended December 31, 2013 and 2012, respectively. The leases will expire on different dates from 2014 through 2016. The company also entered into contract agreements with two of its principal vendors to provide parts for production. Total obligation of purchasing parts under contractual agreements, minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Year Ending December 31,
2014	$2,523,000
2015	309,000
2016	201,000
$3,033,000

The Company has an employment agreement with its CEO, John Coleman, for a term of three years with automatic renewals unless terminated. Mr. Coleman’s agreement was effective on August 1, 2011. It provides that he will receive a salary of no less than $250,000 per year, subject to annual increases as determined by the Board. In addition, he is entitled to incentive compensation not to exceed two (2) times his base salary. The incentive compensation is payable in shares of common stock at the Company’s discretion. He is also entitled to participate in all other benefits that the Company may provide to other senior executives. The agreement contains a non-compete and non-solicitation agreement.